---------------------------
                                                 [      OMB APPROVAL       ]
                                                 [-------------------------]
                                                 [OMB Number:     3235-0006]
                                                 [Expires:  August 31, 2012]
                                                 [Estimated average burden ]
                                                 [hours per response...22.6]
                                                 ---------------------------





                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stelliam Investment Management, LP
          31 West 52nd Street, 16th Floor
          New York, NY 10019

Form 13F File Number:     028-12932
                          ---------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Gregg L. Kudisch
Title:         Chief Financial Officer
Phone:         (212) 490-6702

Signature, Place, and Date of Signing:

/s/ Gregg L. Kudisch         New York, NY        November 12, 2010
---------------------       --------------       -----------------
   [Signature]              [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                      0
                                                 --------

Form 13F Information Table Entry Total:                61
                                                 --------

Form 13F Information Table Value Total:          $600,382
                                                 --------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.               Name
     ---               ----

                                           Stelliam Investment Management, LP
                                               Form 13F Information Table
                                             Quarter ended September 30, 2010



                              TITLE                  VALUE     SHRS or    SH/  PUT/  INV.    OTR            VOTING AUTHORITY
NAME OF ISSUER              OF CLASS      CUSIP    (x$1000)    PRN AMT    PRN  CALL  DISC.  MNGRS        SOLE        SHARED  NONE
-------------------------  -----------  ---------  ---------  ----------  ---  ----  -----  -----  ----------------  ------  ----
ACE LTD                    SHS          H0023R105  $  6,116      105,000  SH         SOLE                   105,000
AERCAP HOLDINGS            COM          N00985106  $  7,157      605,000  SH         SOLE                   605,000
ALBEMARLE CORP             COM          012653101  $  8,192      175,000  SH         SOLE                   175,000
APACHE CORP                COM          037411105  $ 10,265      105,000  SH         SOLE                   105,000
ASML HOLDING N V           NY REG SHS   N07059186  $  7,284      245,000  SH         SOLE                   245,000
BANK OF HAWAII CORP        COM          062540109  $  2,448       54,500  SH   PUT   SOLE                    54,500
BANK OF NEW YORK
MELLON CORP                COM          064058100  $  8,492      325,000  SH         SOLE                   325,000
BARRICK GOLD CORP          COM          067901108  $ 11,573      250,000  SH   PUT   SOLE                   250,000
CELLU TISSUE HLDGS INC     COM          151169109  $  5,011      420,000  SH         SOLE                   420,000
CISCO SYSTEMS INC          COM          17275R102  $ 11,060      505,000  SH         SOLE                   505,000
CLEARWATER PAPER CORP      COM          18538R103  $  7,988      105,000  SH         SOLE                   105,000
COCA-COLA ENTERPRISES INC  COM          191219104  $  8,680      280,000  SH         SOLE                   280,000
COMCAST CORP NEW           CL A SPL     20030N200  $  8,930      525,000  SH         SOLE                   525,000
COSTCO WHSL CORP NEW       COM          22160K105  $  7,416      115,000  SH         SOLE                   115,000
CUTERA INC                 COM          232109108  $  1,802      222,500  SH         SOLE                   222,500
CYNOSURE INC CL A          COM          232577205  $  2,323      227,500  SH         SOLE                   227,500
CONTINENTAL AIRLS INC      CL B         210795308  $  7,452      300,000  SH         SOLE                   300,000
D.R. HORTON INC            COM          23331A109  $ 10,675      960,000  SH         SOLE                   960,000
EOG RES INC                COM          26875P101  $  5,811       62,500  SH         SOLE                    62,500
EXPRESSJET HOLDINGS INC    COM NEW      30218U306  $  9,138    1,370,000  SH         SOLE                 1,370,000
EXXON MOBIL CORP           COM          30231G102  $ 14,675      237,500  SH         SOLE                   237,500
FRONTIER OIL CORP          COM          35914P105  $  8,074      602,500  SH         SOLE                   602,500
GAMESTOP CORP NEW          CL A         36467W109  $ 19,611      995,000  SH         SOLE                   995,000
GAMESTOP CORP NEW          CL A         36467W109  $  9,658      490,000  SH   CALL  SOLE                   490,000
HALLIBURTON CO             COM          406216101  $ 14,882      450,000  SH   PUT   SOLE                   450,000
HEWLETT PACKARD CO         COM          428236103  $  7,993      190,000  SH         SOLE                   190,000
HORMEL FOODS CORP          COM          440452100  $ 10,481      235,000  SH         SOLE                   235,000
INCYTE CORP                COM          45337C102  $  8,395      525,000  SH         SOLE                   525,000
INGERSOLL-RAND PLC         SHS          G47791101  $ 10,713      300,000  SH         SOLE                   300,000
JETBLUE AIRWAYS CORP       COM          477143101  $ 23,582    3,525,000  SH         SOLE                 3,525,000
JPMORGAN CHASE & CO        COM          46625H100  $ 16,461      432,500  SH         SOLE                   432,500
MACYS INC                  COM          55616P104  $ 17,195      745,000  SH         SOLE                   745,000
MAGELLAN HEALTH
SVCS INC                   COM NEW      559079207  $  6,614      140,000  SH         SOLE                   140,000
MARTIN MARIETTA
MATLS INC                  COM          573284106  $  1,924       25,000  SH   PUT   SOLE                    25,000
MCDONALDS CORP             COM          580135101  $ 14,529      195,000  SH         SOLE                   195,000
                           NOTE 1.875%
MICRON TECHNOLOGY INC         06/01/14  595112AH6  $  9,384   10,500,000  PRN        SOLE                10,500,000
MICROSOFT CORP             COM          594918104  $ 18,368      750,000  SH         SOLE                   750,000
NAVIOS MARITIME
HOLDINGS INC               COM          Y62196103  $  7,778    1,325,000  SH         SOLE                 1,325,000
NAVIOS MARITIME
PARTNERS LP                UNIT LPI     Y62267102  $ 12,724      684,800  SH         SOLE                   684,800




                              TITLE                  VALUE     SHRS or    SH/  PUT/  INV.    OTR            VOTING AUTHORITY
NAME OF ISSUER              OF CLASS      CUSIP    (x$1000)    PRN AMT    PRN  CALL  DISC.  MNGRS        SOLE        SHARED  NONE
-------------------------  -----------  ---------  ---------  ----------  ---  ----  -----  -----  ----------------  ------  ----
NEWMONT MINING CORP        COM          651639106  $ 25,124      400,000  SH   PUT   SOLE                   400,000
NEWS CORP                  CL A         65248E104  $ 10,056      770,000  SH         SOLE                   770,000
NIGHTHAWK RADIOLOGY
HLDGS INC                  COM          65411N105  $ 12,951    2,030,000  SH         SOLE                 2,030,000
                           DEPOSTRY
OIL SVC HOLDRS TR          RCPT         678002106  $ 25,459      225,000  SH   PUT   SOLE                   225,000
ORACLE CORP                COM          68389X105  $  8,592      320,000  SH         SOLE                   320,000
OWENS CORNING NEW          COM          690742101  $  8,906      347,500  SH         SOLE                   347,500
PFIZER INC                 COM          717081103  $ 23,180    1,350,000  SH         SOLE                 1,350,000
PULTE HOMES INC            COM          745867101  $  8,497      970,000  SH         SOLE                   970,000
RADVISION LTD              ORD          M81869105  $ 10,610    1,610,000  SH         SOLE                 1,610,000
SANDISK CORP               COM          80004C101  $  3,665      100,000  SH   PUT   SOLE                   100,000
SONIC SOLUTIONS            COM          835460106  $    171       15,000  SH   PUT   SOLE                    15,000
SOUTH JERSEY INDS INC      COM          838518108  $ 12,368      250,000  SH         SOLE                   250,000
SPIRIT AEROSYSTEMS
HLDGS INC                  COM CL A     848574109  $  8,470      425,000  SH         SOLE                   425,000
SYNERON MEDICAL LTD        ORD SHS      M87245102  $  4,067      410,000  SH         SOLE                   410,000
TD AMERITRADE HLDG CORP    COM          87236Y108  $  8,640      535,000  SH         SOLE                   535,000
TEVA PHARMACEUTICAL
INDS LTD                   ADR          881624209  $  5,539      105,000  SH         SOLE                   105,000
TEXAS INSTRS INC           COM          882508104  $ 16,284      600,000  SH   PUT   SOLE                   600,000
THQ INC                    COM NEW      872443403  $  1,248      310,500  SH         SOLE                   310,500
UNITEDHEALTH GROUP INC     COM          91324P102  $ 11,235      320,000  SH         SOLE                   320,000
US BANCORP DEL             COM NEW      902973304  $  7,081      327,500  SH         SOLE                   327,500
WESTERN RFNG INC           COM          959319104  $  1,100      210,000  SH   CALL  SOLE                   210,000
WESTLAKE CHEM CORP         COM          960413102  $  6,285      210,000  SH         SOLE                   210,000


                                        Total      $600,382